Loans, Credit Quality Indicators (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Scale	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Loans	713,061	$ 654,541
Minimum [Member]
Financing Receivable, Recorded Investment [Line Items]
Loan scale for risk grade points range	1
Maximum [Member]
Financing Receivable, Recorded Investment [Line Items]
Loan scale for risk grade points range	7
Commercial and Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	30,092	23,001
Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	5,859	7,389
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	47,921	43,749
Commercial - Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	176,649	170,122
Commercial - Non-owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	237,918	220,364
Residential - 1 to 4 Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	171,894	148,160
Residential - Multifamily [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	25,173	24,103
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	17,555	17,653
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	660,952	585,048
Pass [Member] | Commercial and Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	27,104	20,270
Pass [Member] | Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	5,621	6,422
Pass [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	34,255	25,519
Pass [Member] | Commercial - Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	170,685	162,606
Pass [Member] | Commercial - Non-owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	218,230	198,321
Pass [Member] | Residential - 1 to 4 Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	162,787	131,792
Pass [Member] | Residential - Multifamily [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	24,809	22,580
Pass [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	17,461	17,538
OAEM [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	13,990	18,023
OAEM [Member] | Commercial and Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	642	1,916
OAEM [Member] | Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
OAEM [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	2,893	0
OAEM [Member] | Commercial - Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	4,051	2,293
OAEM [Member] | Commercial - Non-owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	5,791	10,835
OAEM [Member] | Residential - 1 to 4 Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	613	1,925
OAEM [Member] | Residential - Multifamily [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	1,054
OAEM [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	38,119	51,470
Substandard [Member] | Commercial and Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	2,346	815
Substandard [Member] | Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	238	967
Substandard [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	10,773	18,230
Substandard [Member] | Commercial - Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,913	5,223
Substandard [Member] | Commercial - Non-owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	13,897	11,208
Substandard [Member] | Residential - 1 to 4 Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	8,494	14,443
Substandard [Member] | Residential - Multifamily [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	364	469
Substandard [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	94	115
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Doubtful [Member] | Commercial and Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Doubtful [Member] | Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Doubtful [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Doubtful [Member] | Commercial - Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Doubtful [Member] | Commercial - Non-owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Doubtful [Member] | Residential - 1 to 4 Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Doubtful [Member] | Residential - Multifamily [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Doubtful [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	$ 0